STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock Issued in Option Exercise – In January 2014, the Company issued 5,000 shares of common stock as the result of an option exercise. The Company received the exercise price of $4.50 per share for an aggregate amount of $22,500.

Also, in January 2014, the Company issued 20,361 shares of common stock as the result of the cashless exercise of 20,000 stock options with an exercise price of $2.00 and 5,000 stock options with an exercise price of $5.50. The Company withheld 4,639 shares, valued at $67,500 or $14.55 per share.

In April 2014, the Company issued 43,632 shares of common stock as the result of the cashless exercise of 42,500 stock options with an exercise price of $2.00 and 10,000 stock options with an exercise price of $4.50. The Company withheld 8,868 shares, valued at $130,000 or $14.66 per share.

In June 2014, the Company issued 307 shares of common stock as the result of the cashless exercise of 500 stock options with an exercise price of $7.50. The Company withheld 193 shares, valued at $3,750 or $19.39 per share.

In June 2014, the Company closed on an offering of 2,000,001 shares of common stock at $15.00 per share for gross proceeds of $30,000,015. The shares were sold without registration under the Securities Act by reason of the exemption from the registration afforded by the provisions of Section 4(a)(2) and/or Section 4(a)(5) of the Securities Act of 1933, as amended, and Rule 506 promulgated thereunder for sales of unregistered securities. Offering costs totaled $1,332,884. The Company has filed a registration statement with the SEC to register such shares.

STOCKHOLDERS' EQUITY.

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 150,000,000 common shares, with a par value of $0.001 per share and 50,000,000 shares of Preferred Stock.

Reorganization into Ring Energy, Inc. – On June 28, 2012 Ring completed the acquisition of Stanford Energy, Inc. through the closing of a stock-for-stock exchange agreement dated May 3, 2012. As a result, Stanford’s shareholders obtained control of Ring under current accounting guidance. Since the Stanford shareholders obtained a controlling interest in Ring’s common stock and stock options Stanford was determined to be the accounting acquirer and its historical financial statements have been adjusted to reflect its reorganization in a manner equivalent to a 2,500-for-1 stock split. This treatment results in 3,440,000 shares held by Stanford shareholders. As a result of the Stanford being determined to be the accounting acquirer, the transaction was accounted for as the issuance by Stanford of the 6,579,808 common shares of Ring that remained outstanding.

Common Stock Issued in Private Offering – In January 2013, the Company issued 100,000 shares of common stock, valued at $450,000, or $4.50 per share, in a private placement. There were no related offering costs.

In June 2013, the Company issued 3,528,580 shares of common stock, valued at $19,407,190, or $5.50 per share, in a private placement. Proceeds from the offering totaled $18,522,657, net of offering costs and expenses paid of $884,533.

Common Stock Issued in Public Offering – In December 2013, the Company issued 5,750,000 shares of common stock, valued at $57,500,000, or $10.00 per share, in a public offering. Proceeds from the offering totaled $54,229,033, net of underwriters fees, offering costs and expenses paid totaling $3,270,967.

Common Stock Issued for Services – In October 2013, the Company issued 10,000 shares of common stock, valued at $100,000, or $10.00 per share, as compensation for services provided.

Common Stock Issued as a Result of Option Exercises – In January 2013, the Company issued 6,722 shares of common stock as the result of the cashless exercise of 10,000 stock options with an exercise price of $2.00. The Company withheld 3,278 shares, valued at $20,000 or $6.10 per share, as the exercise price.

In December 2013, the Company issued 15,000 shares of common stock as the result of an option exercise. The options had an exercise price of $4.50 per share. The company received the $67,500 exercise price.

STOCKHOLDERS' EQUITY,

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 75,000,000 common shares, with a par value of $0.001 per share. Subsequent to December 31, 2012, via shareholder consent, a majority of the shareholders increased the number of authorized Common Stock from 75,000,000 to 150,000,000 and also authorized 50,000,000 shares of Preferred Stock.

Reorganization into Ring Energy, Inc. – On June 28, 2012 Ring completed the acquisition of Stanford Energy, Inc. through the closing of a stock-for-stock exchange agreement dated May 3, 2012.  As a result, Stanford’s shareholders obtained control of Ring under current accounting guidance. Since the Stanford shareholders obtained a controlling interest in Ring’s common stock and stock options Stanford was determined to be the accounting acquirer and its historical financial statements have been adjusted to reflect its reorganization in a manner equivalent to a 2,500-for-1 stock split.  This treatment results in 3,440,000 shares held by Stanford shareholders.  As a result of the Stanford being determined to be the accounting acquirer, the transaction was accounted for as the issuance by Stanford of the 6,579,808 common shares of Ring that remained outstanding.

Common Stock Issued in Offerings – From July through October 2012, the Company issued 3,148,425 shares of common stock, valued at $14,167,913, or $4.50 per share, in a private placement.  Proceeds from the offering totaled $13,009,062, net of offering costs and expenses paid of $1,158,851.

Common Stock Issued in Acquisitions – In October and December 2012, the Company issued a total of 997,778 shares of common stock, valued at $4,490,001 or $4.50 per share, in three separate oil and gas property acquisitions, as described in Note 3 above.